Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Entity Registrant Name	Casa Systems Inc
Amendment Flag	true
Entity Central Index Key	0001333835
Document Type	8-K/A
Document Period End Date	Jun. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-38324
Entity Tax Identification Number	75-3108867
Entity Address, Address Line One	100 Old River Road
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(978)
Local Phone Number	688-6706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CASA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 16, 2023, Casa Systems, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the closing of a series of transactions related to restructuring of the Company’s credit facility. The Company is filing this Amendment No. 1 to the Current Report on Form 8-K (this “Amendment No. 1”) only to include certain exhibits that were omitted from Item 9.01 of the Initial Form 8-K, which as disclosed in the Initial Form 8-K, were to be filed with this Amendment No. 1. Except as set forth herein, this Amendment No. 1 does not amend, modify or update the disclosure contained in the Initial Form 8-K. This Amendment No. 1 should be read in conjunction with the Initial Form 8-K.